OTHER ACCOUNTS RECEIVABLE, NET - Contract Assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(9,694,456)	(11,855,131)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(9,616,860)	(11,669,112)
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	23,380,573	19,027,205
Trade receivables [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	23,762,989	19,410,007
Trade receivables [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(382,416)	(382,802)
Trade receivables [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,507,231	3,228,480
Trade receivables [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Trade receivables [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(382,416)	(382,802)
Service concession arrangements [member]
Disclosure of financial assets [line items]
Financial assets	16,153,016	13,081,532
Service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,161,187	13,088,483
Service concession arrangements [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,171)	(6,951)
Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,507,231	3,228,480
Service concession arrangements [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 12,653,956	$ 9,860,003